Shareholder Report, Line Graph (Details) 193182_21Shares FTSE Crypto 10 Index ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Nov. 12, 2025	Dec. 31, 2025
21Shares FTSE Crypto 10 Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		21Shares FTSE Crypto 10 Index ETF NAV
Accumulated Value	$ 10,000	$ 8,579
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 10,011
FTSE Crypto 10 Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Crypto 10 Select Index
Accumulated Value	$ 10,000	$ 8,533